Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Fidelity Advisor Strategic Real Return Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Real Return Fund
Class Name	Fidelity Advisor® Strategic Real Return Fund Class C
Trading Symbol	FCSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 178	1.70%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, financial markets broadly gained amid a resilient economy, the promise of generative artificial intelligence and the U.S. Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. As a result, interest-rate sensitive segments of the market, including real estate investment trusts, preferred stocks and infrastructure securities, were particularly strong performers.
•Against this backdrop, relative to the benchmark Fidelity Strategic Real Return Composite IndexSM, the fund benefited from favorable security selection, while asset class positioning also boosted the portfolio's result.
•Outsized exposure coupled with solid picks among commodity equities and real estate income securities contributed to relative performance.
•A small out-of-index stake in infrastructure stocks also added value, as these securities benefited from the market's growing expectation that the Fed would cut rates, as it ultimately did this period.
•In contrast, an underweight in REITs was the biggest relative detractor, given the segment's strong result. Subpar investment choices in the category also hurt.
•Notable positioning changes included modestly increased exposure to cash, infrastructure, real estate income and Treasury Inflation-Protected Securities. Meanwhile, the portfolio's allocations to commodity futures and floating-rate loans decreased.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Class C $10,000 $9,327 $9,693 $9,835 $10,072 $10,273 $10,067 $11,903 $11,334 $11,894 $13,166 Fidelity Strategic Real Return Composite Index℠ $10,000 $9,493 $10,027 $10,145 $10,425 $10,858 $10,823 $12,800 $12,237 $13,014 $14,403 Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index $10,000 $9,917 $10,570 $10,493 $10,536 $11,286 $12,424 $13,069 $11,557 $11,701 $12,847 Bloomberg U.S. Aggregate Bond Index $10,000 $10,294 $10,829 $10,836 $10,705 $11,807 $12,632 $12,518 $10,691 $10,760 $12,004 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 8.77% 4.77% 2.79% Class C 9.77% 4.77% 2.79% Fidelity Strategic Real Return Composite Index℠ 10.68% 5.81% 3.72% Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 9.79% 2.62% 2.54% Bloomberg U.S. Aggregate Bond Index 11.57% 0.33% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 506,480,321
Holdings Count | shares	400
Advisory Fees Paid, Amount	$ 3,117,645
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$506,480,321
Number of Holdings	400
Total Advisory Fee	$3,117,645
Portfolio Turnover	23%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.7 AAA 0.0 AA 0.0 A 0.3 BBB 2.4 BB 7.2 B 15.7 CCC,CC,C 1.2 Not Rated 4.8 Equities 42.0 Short-Term Investments and Net Other Assets (Liabilities) 2.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Floating-Rate debt 24.7 Inflation-Protected Debt 23.9 Commodities & Related Investments 14.7 Commodity Equities 13.8 Real Estate Income 11.8 REITs 9.2 Global Infrastructure Equities 1.5 MLPs 0.0 Gold-Miners Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) United States 90.2 Canada 3.5 Brazil 1.0 South Africa 0.7 Finland 0.7 United Kingdom 0.6 Australia 0.6 Zambia 0.4 Netherlands 0.4 Others 1.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 19.2 Fidelity Commodity Strategy Central Fund 14.7 US Treasury Bonds 4.5 Exxon Mobil Corp 1.1 Equinix Inc 0.9 Prologis Inc 0.9 Shell PLC 0.8 Archer-Daniels-Midland Co 0.7 Teck Resources Ltd Class B 0.7 Ventas Inc 0.7 44.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Strategic Real Return Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Real Return Fund
Class Name	Fidelity Advisor® Strategic Real Return Fund Class I
Trading Symbol	FSIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, financial markets broadly gained amid a resilient economy, the promise of generative artificial intelligence and the U.S. Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. As a result, interest-rate sensitive segments of the market, including real estate investment trusts, preferred stocks and infrastructure securities, were particularly strong performers.
•Against this backdrop, relative to the benchmark Fidelity Strategic Real Return Composite IndexSM, the fund benefited from favorable security selection, while asset class positioning also boosted the portfolio's result.
•Outsized exposure coupled with solid picks among commodity equities and real estate income securities contributed to relative performance.
•A small out-of-index stake in infrastructure stocks also added value, as these securities benefited from the market's growing expectation that the Fed would cut rates, as it ultimately did this period.
•In contrast, an underweight in REITs was the biggest relative detractor, given the segment's strong result. Subpar investment choices in the category also hurt.
•Notable positioning changes included modestly increased exposure to cash, infrastructure, real estate income and Treasury Inflation-Protected Securities. Meanwhile, the portfolio's allocations to commodity futures and floating-rate loans decreased.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Class I $10,000 $9,420 $9,902 $10,156 $10,505 $10,822 $10,709 $12,792 $12,297 $12,953 $14,371 Fidelity Strategic Real Return Composite Index℠ $10,000 $9,493 $10,027 $10,145 $10,425 $10,858 $10,823 $12,800 $12,237 $13,014 $14,403 Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index $10,000 $9,917 $10,570 $10,493 $10,536 $11,286 $12,424 $13,069 $11,557 $11,701 $12,847 Bloomberg U.S. Aggregate Bond Index $10,000 $10,294 $10,829 $10,836 $10,705 $11,807 $12,632 $12,518 $10,691 $10,760 $12,004 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 10.94% 5.84% 3.69% Fidelity Strategic Real Return Composite Index℠ 10.68% 5.81% 3.72% Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 9.79% 2.62% 2.54% Bloomberg U.S. Aggregate Bond Index 11.57% 0.33% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 506,480,321
Holdings Count | shares	400
Advisory Fees Paid, Amount	$ 3,117,645
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$506,480,321
Number of Holdings	400
Total Advisory Fee	$3,117,645
Portfolio Turnover	23%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.7 AAA 0.0 AA 0.0 A 0.3 BBB 2.4 BB 7.2 B 15.7 CCC,CC,C 1.2 Not Rated 4.8 Equities 42.0 Short-Term Investments and Net Other Assets (Liabilities) 2.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Floating-Rate debt 24.7 Inflation-Protected Debt 23.9 Commodities & Related Investments 14.7 Commodity Equities 13.8 Real Estate Income 11.8 REITs 9.2 Global Infrastructure Equities 1.5 MLPs 0.0 Gold-Miners Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) United States 90.2 Canada 3.5 Brazil 1.0 South Africa 0.7 Finland 0.7 United Kingdom 0.6 Australia 0.6 Zambia 0.4 Netherlands 0.4 Others 1.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 19.2 Fidelity Commodity Strategy Central Fund 14.7 US Treasury Bonds 4.5 Exxon Mobil Corp 1.1 Equinix Inc 0.9 Prologis Inc 0.9 Shell PLC 0.8 Archer-Daniels-Midland Co 0.7 Teck Resources Ltd Class B 0.7 Ventas Inc 0.7 44.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Strategic Real Return Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Real Return Fund
Class Name	Fidelity Advisor® Strategic Real Return Fund Class A
Trading Symbol	FSRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, financial markets broadly gained amid a resilient economy, the promise of generative artificial intelligence and the U.S. Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. As a result, interest-rate sensitive segments of the market, including real estate investment trusts, preferred stocks and infrastructure securities, were particularly strong performers.
•Against this backdrop, relative to the benchmark Fidelity Strategic Real Return Composite IndexSM, the fund benefited from favorable security selection, while asset class positioning also boosted the portfolio's result.
•Outsized exposure coupled with solid picks among commodity equities and real estate income securities contributed to relative performance.
•A small out-of-index stake in infrastructure stocks also added value, as these securities benefited from the market's growing expectation that the Fed would cut rates, as it ultimately did this period.
•In contrast, an underweight in REITs was the biggest relative detractor, given the segment's strong result. Subpar investment choices in the category also hurt.
•Notable positioning changes included modestly increased exposure to cash, infrastructure, real estate income and Treasury Inflation-Protected Securities. Meanwhile, the portfolio's allocations to commodity futures and floating-rate loans decreased.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,026 $9,461 $9,672 $9,977 $10,262 $10,131 $12,062 $11,568 $12,139 $13,438 Fidelity Strategic Real Return Composite Index℠ $10,000 $9,493 $10,027 $10,145 $10,425 $10,858 $10,823 $12,800 $12,237 $13,014 $14,403 Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index $10,000 $9,917 $10,570 $10,493 $10,536 $11,286 $12,424 $13,069 $11,557 $11,701 $12,847 Bloomberg U.S. Aggregate Bond Index $10,000 $10,294 $10,829 $10,836 $10,705 $11,807 $12,632 $12,518 $10,691 $10,760 $12,004 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) 6.27% 4.68% 3.00% Class A (without 4.00% sales charge) 10.70% 5.54% 3.42% Fidelity Strategic Real Return Composite Index℠ 10.68% 5.81% 3.72% Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 9.79% 2.62% 2.54% Bloomberg U.S. Aggregate Bond Index 11.57% 0.33% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 506,480,321
Holdings Count | shares	400
Advisory Fees Paid, Amount	$ 3,117,645
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$506,480,321
Number of Holdings	400
Total Advisory Fee	$3,117,645
Portfolio Turnover	23%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.7 AAA 0.0 AA 0.0 A 0.3 BBB 2.4 BB 7.2 B 15.7 CCC,CC,C 1.2 Not Rated 4.8 Equities 42.0 Short-Term Investments and Net Other Assets (Liabilities) 2.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Floating-Rate debt 24.7 Inflation-Protected Debt 23.9 Commodities & Related Investments 14.7 Commodity Equities 13.8 Real Estate Income 11.8 REITs 9.2 Global Infrastructure Equities 1.5 MLPs 0.0 Gold-Miners Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) United States 90.2 Canada 3.5 Brazil 1.0 South Africa 0.7 Finland 0.7 United Kingdom 0.6 Australia 0.6 Zambia 0.4 Netherlands 0.4 Others 1.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 19.2 Fidelity Commodity Strategy Central Fund 14.7 US Treasury Bonds 4.5 Exxon Mobil Corp 1.1 Equinix Inc 0.9 Prologis Inc 0.9 Shell PLC 0.8 Archer-Daniels-Midland Co 0.7 Teck Resources Ltd Class B 0.7 Ventas Inc 0.7 44.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Strategic Real Return Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Real Return Fund
Class Name	Fidelity® Strategic Real Return Fund Class K6
Trading Symbol	FSRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, financial markets broadly gained amid a resilient economy, the promise of generative artificial intelligence and the U.S. Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. As a result, interest-rate sensitive segments of the market, including real estate investment trusts, preferred stocks and infrastructure securities, were particularly strong performers.
•Against this backdrop, relative to the benchmark Fidelity Strategic Real Return Composite IndexSM, the fund benefited from favorable security selection, while asset class positioning also boosted the portfolio's result.
•Outsized exposure coupled with solid picks among commodity equities and real estate income securities contributed to relative performance.
•A small out-of-index stake in infrastructure stocks also added value, as these securities benefited from the market's growing expectation that the Fed would cut rates, as it ultimately did this period.
•In contrast, an underweight in REITs was the biggest relative detractor, given the segment's strong result. Subpar investment choices in the category also hurt.
•Notable positioning changes included modestly increased exposure to cash, infrastructure, real estate income and Treasury Inflation-Protected Securities. Meanwhile, the portfolio's allocations to commodity futures and floating-rate loans decreased.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2019 through September 30, 2024. Initial investment of $10,000. Class K6 $10,000 $9,919 $11,860 $11,424 $12,045 $13,391 Fidelity Strategic Real Return Composite Index℠ $10,000 $9,956 $11,775 $11,257 $11,971 $13,250 Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index $10,000 $10,932 $11,499 $10,169 $10,296 $11,304 Bloomberg U.S. Aggregate Bond Index $10,000 $10,631 $10,535 $8,997 $9,055 $10,103 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 11.18% 6.04% Fidelity Strategic Real Return Composite Index℠ 10.68% 5.81% Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 9.79% 2.49% Bloomberg U.S. Aggregate Bond Index 11.57% 0.21% A From October 8, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 08, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 506,480,321
Holdings Count | shares	400
Advisory Fees Paid, Amount	$ 3,117,645
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$506,480,321
Number of Holdings	400
Total Advisory Fee	$3,117,645
Portfolio Turnover	23%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.7 AAA 0.0 AA 0.0 A 0.3 BBB 2.4 BB 7.2 B 15.7 CCC,CC,C 1.2 Not Rated 4.8 Equities 42.0 Short-Term Investments and Net Other Assets (Liabilities) 2.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Floating-Rate debt 24.7 Inflation-Protected Debt 23.9 Commodities & Related Investments 14.7 Commodity Equities 13.8 Real Estate Income 11.8 REITs 9.2 Global Infrastructure Equities 1.5 MLPs 0.0 Gold-Miners Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) United States 90.2 Canada 3.5 Brazil 1.0 South Africa 0.7 Finland 0.7 United Kingdom 0.6 Australia 0.6 Zambia 0.4 Netherlands 0.4 Others 1.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 19.2 Fidelity Commodity Strategy Central Fund 14.7 US Treasury Bonds 4.5 Exxon Mobil Corp 1.1 Equinix Inc 0.9 Prologis Inc 0.9 Shell PLC 0.8 Archer-Daniels-Midland Co 0.7 Teck Resources Ltd Class B 0.7 Ventas Inc 0.7 44.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Strategic Real Return Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Real Return Fund
Class Name	Fidelity Advisor® Strategic Real Return Fund Class Z
Trading Symbol	FIQDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, financial markets broadly gained amid a resilient economy, the promise of generative artificial intelligence and the U.S. Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. As a result, interest-rate sensitive segments of the market, including real estate investment trusts, preferred stocks and infrastructure securities, were particularly strong performers.
•Against this backdrop, relative to the benchmark Fidelity Strategic Real Return Composite IndexSM, the fund benefited from favorable security selection, while asset class positioning also boosted the portfolio's result.
•Outsized exposure coupled with solid picks among commodity equities and real estate income securities contributed to relative performance.
•A small out-of-index stake in infrastructure stocks also added value, as these securities benefited from the market's growing expectation that the Fed would cut rates, as it ultimately did this period.
•In contrast, an underweight in REITs was the biggest relative detractor, given the segment's strong result. Subpar investment choices in the category also hurt.
•Notable positioning changes included modestly increased exposure to cash, infrastructure, real estate income and Treasury Inflation-Protected Securities. Meanwhile, the portfolio's allocations to commodity futures and floating-rate loans decreased.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through September 30, 2024. Initial investment of $10,000. Class Z $10,000 $10,276 $10,178 $12,174 $11,712 $12,335 $13,710 Fidelity Strategic Real Return Composite Index℠ $10,000 $10,371 $10,338 $12,226 $11,688 $12,430 $13,757 Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index $10,000 $10,718 $11,799 $12,411 $10,975 $11,112 $12,200 Bloomberg U.S. Aggregate Bond Index $10,000 $11,027 $11,797 $11,692 $9,985 $10,049 $11,212 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 11.14% 5.93% 5.40% Fidelity Strategic Real Return Composite Index℠ 10.68% 5.81% 5.46% Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 9.79% 2.62% 3.37% Bloomberg U.S. Aggregate Bond Index 11.57% 0.33% 1.92% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 506,480,321
Holdings Count | shares	400
Advisory Fees Paid, Amount	$ 3,117,645
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$506,480,321
Number of Holdings	400
Total Advisory Fee	$3,117,645
Portfolio Turnover	23%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.7 AAA 0.0 AA 0.0 A 0.3 BBB 2.4 BB 7.2 B 15.7 CCC,CC,C 1.2 Not Rated 4.8 Equities 42.0 Short-Term Investments and Net Other Assets (Liabilities) 2.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Floating-Rate debt 24.7 Inflation-Protected Debt 23.9 Commodities & Related Investments 14.7 Commodity Equities 13.8 Real Estate Income 11.8 REITs 9.2 Global Infrastructure Equities 1.5 MLPs 0.0 Gold-Miners Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) United States 90.2 Canada 3.5 Brazil 1.0 South Africa 0.7 Finland 0.7 United Kingdom 0.6 Australia 0.6 Zambia 0.4 Netherlands 0.4 Others 1.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 19.2 Fidelity Commodity Strategy Central Fund 14.7 US Treasury Bonds 4.5 Exxon Mobil Corp 1.1 Equinix Inc 0.9 Prologis Inc 0.9 Shell PLC 0.8 Archer-Daniels-Midland Co 0.7 Teck Resources Ltd Class B 0.7 Ventas Inc 0.7 44.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Strategic Real Return Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Real Return Fund
Class Name	Fidelity Advisor® Strategic Real Return Fund Class M
Trading Symbol	FSRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, financial markets broadly gained amid a resilient economy, the promise of generative artificial intelligence and the U.S. Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. As a result, interest-rate sensitive segments of the market, including real estate investment trusts, preferred stocks and infrastructure securities, were particularly strong performers.
•Against this backdrop, relative to the benchmark Fidelity Strategic Real Return Composite IndexSM, the fund benefited from favorable security selection, while asset class positioning also boosted the portfolio's result.
•Outsized exposure coupled with solid picks among commodity equities and real estate income securities contributed to relative performance.
•A small out-of-index stake in infrastructure stocks also added value, as these securities benefited from the market's growing expectation that the Fed would cut rates, as it ultimately did this period.
•In contrast, an underweight in REITs was the biggest relative detractor, given the segment's strong result. Subpar investment choices in the category also hurt.
•Notable positioning changes included modestly increased exposure to cash, infrastructure, real estate income and Treasury Inflation-Protected Securities. Meanwhile, the portfolio's allocations to commodity futures and floating-rate loans decreased.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,016 $9,448 $9,659 $9,961 $10,233 $10,102 $12,038 $11,546 $12,117 $13,413 Fidelity Strategic Real Return Composite Index℠ $10,000 $9,493 $10,027 $10,145 $10,425 $10,858 $10,823 $12,800 $12,237 $13,014 $14,403 Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index $10,000 $9,917 $10,570 $10,493 $10,536 $11,286 $12,424 $13,069 $11,557 $11,701 $12,847 Bloomberg U.S. Aggregate Bond Index $10,000 $10,294 $10,829 $10,836 $10,705 $11,807 $12,632 $12,518 $10,691 $10,760 $12,004 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) 6.27% 4.70% 2.98% Class M (without 4.00% sales charge) 10.70% 5.56% 3.40% Fidelity Strategic Real Return Composite Index℠ 10.68% 5.81% 3.72% Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 9.79% 2.62% 2.54% Bloomberg U.S. Aggregate Bond Index 11.57% 0.33% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 506,480,321
Holdings Count | shares	400
Advisory Fees Paid, Amount	$ 3,117,645
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$506,480,321
Number of Holdings	400
Total Advisory Fee	$3,117,645
Portfolio Turnover	23%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.7 AAA 0.0 AA 0.0 A 0.3 BBB 2.4 BB 7.2 B 15.7 CCC,CC,C 1.2 Not Rated 4.8 Equities 42.0 Short-Term Investments and Net Other Assets (Liabilities) 2.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Floating-Rate debt 24.7 Inflation-Protected Debt 23.9 Commodities & Related Investments 14.7 Commodity Equities 13.8 Real Estate Income 11.8 REITs 9.2 Global Infrastructure Equities 1.5 MLPs 0.0 Gold-Miners Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) United States 90.2 Canada 3.5 Brazil 1.0 South Africa 0.7 Finland 0.7 United Kingdom 0.6 Australia 0.6 Zambia 0.4 Netherlands 0.4 Others 1.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 19.2 Fidelity Commodity Strategy Central Fund 14.7 US Treasury Bonds 4.5 Exxon Mobil Corp 1.1 Equinix Inc 0.9 Prologis Inc 0.9 Shell PLC 0.8 Archer-Daniels-Midland Co 0.7 Teck Resources Ltd Class B 0.7 Ventas Inc 0.7 44.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Strategic Real Return Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Real Return Fund
Class Name	Fidelity® Strategic Real Return Fund
Trading Symbol	FSRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Strategic Real Return Fund	$ 73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, financial markets broadly gained amid a resilient economy, the promise of generative artificial intelligence and the U.S. Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. As a result, interest-rate sensitive segments of the market, including real estate investment trusts, preferred stocks and infrastructure securities, were particularly strong performers.
•Against this backdrop, relative to the benchmark Fidelity Strategic Real Return Composite IndexSM, the fund benefited from favorable security selection, while asset class positioning also boosted the portfolio's result.
•Outsized exposure coupled with solid picks among commodity equities and real estate income securities contributed to relative performance.
•A small out-of-index stake in infrastructure stocks also added value, as these securities benefited from the market's growing expectation that the Fed would cut rates, as it ultimately did this period.
•In contrast, an underweight in REITs was the biggest relative detractor, given the segment's strong result. Subpar investment choices in the category also hurt.
•Notable positioning changes included modestly increased exposure to cash, infrastructure, real estate income and Treasury Inflation-Protected Securities. Meanwhile, the portfolio's allocations to commodity futures and floating-rate loans decreased.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Fidelity® Strategic Real Return Fund $10,000 $9,423 $9,903 $10,152 $10,500 $10,826 $10,703 $12,791 $12,299 $12,939 $14,353 Fidelity Strategic Real Return Composite Index℠ $10,000 $9,493 $10,027 $10,145 $10,425 $10,858 $10,823 $12,800 $12,237 $13,014 $14,403 Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index $10,000 $9,917 $10,570 $10,493 $10,536 $11,286 $12,424 $13,069 $11,557 $11,701 $12,847 Bloomberg U.S. Aggregate Bond Index $10,000 $10,294 $10,829 $10,836 $10,705 $11,807 $12,632 $12,518 $10,691 $10,760 $12,004 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Strategic Real Return Fund 10.93% 5.80% 3.68% Fidelity Strategic Real Return Composite Index℠ 10.68% 5.81% 3.72% Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 9.79% 2.62% 2.54% Bloomberg U.S. Aggregate Bond Index 11.57% 0.33% 1.84% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 506,480,321
Holdings Count | shares	400
Advisory Fees Paid, Amount	$ 3,117,645
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$506,480,321
Number of Holdings	400
Total Advisory Fee	$3,117,645
Portfolio Turnover	23%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.7 AAA 0.0 AA 0.0 A 0.3 BBB 2.4 BB 7.2 B 15.7 CCC,CC,C 1.2 Not Rated 4.8 Equities 42.0 Short-Term Investments and Net Other Assets (Liabilities) 2.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Floating-Rate debt 24.7 Inflation-Protected Debt 23.9 Commodities & Related Investments 14.7 Commodity Equities 13.8 Real Estate Income 11.8 REITs 9.2 Global Infrastructure Equities 1.5 MLPs 0.0 Gold-Miners Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) United States 90.2 Canada 3.5 Brazil 1.0 South Africa 0.7 Finland 0.7 United Kingdom 0.6 Australia 0.6 Zambia 0.4 Netherlands 0.4 Others 1.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 19.2 Fidelity Commodity Strategy Central Fund 14.7 US Treasury Bonds 4.5 Exxon Mobil Corp 1.1 Equinix Inc 0.9 Prologis Inc 0.9 Shell PLC 0.8 Archer-Daniels-Midland Co 0.7 Teck Resources Ltd Class B 0.7 Ventas Inc 0.7 44.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec